Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION

26.	SEGMENT INFORMATION
We are integrating Willis and Towers Watson (together, the ‘Legacy Companies’) and creating a unified platform for global growth, including to position the Company to leverage the Legacy Companies’ mutual distribution strength to enhance market penetration, expand our global footprint and create a strong platform for further innovation. The fully integrated Company will have four business segments: Corporate Risk and Broking; Exchange Solutions; Human Capital and Benefits; and Investment, Risk and Reinsurance.
Due to the closing date of the Merger, Towers Watson segment results are not presented in this Form 10-K. The combined company segment information is presented to assist the reader in understanding our ongoing integrated company. Please see Item 1 — Business and Note 31 — Subsequent Events for additional information.
Willis had four reportable operating segments: Willis CWR; Willis GB; Willis North America; and Willis International. Towers Watson had four reportable operating segments: Benefits; Exchange Solutions; Risk and Financial Services; and Talent and Rewards.
For internal reporting and segmental reporting, the following items for which segmental management are not held accountable are excluded from segmental expenses:

(i)	costs of the holding company;

(ii)	costs of Group functions, leadership and projects;

(iii)	certain litigation provisions;

(iv)	Willis Towers Watson integration costs;

(v)	non-servicing elements of the defined benefit pension schemes cost (income); and

(vi)	corporate restructuring costs associated with the Operational Improvement Program.
The accounting policies of the segments are consistent with those described in Note 2 — ‘Basis of Presentation and Significant Accounting Policies’.
There are no inter-segment revenues, with segments operating on a revenue-sharing basis equivalent to that used when sharing business with other third-party brokers.
Selected information regarding the Company’s segments is as follows:

	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income (loss)
				(millions)
Year Ended December 31, 2015
Willis GB	$637	$4	$—	$641	$26	$143
Willis CWR	811	3	1	815	33	158
Willis North America	1,298	1	6	1,305	65	187
Willis International	1,063	4	1	1,068	38	165
Total segments	3,809	12	8	3,829	162	653
Corporate and other(i)	—	—	—	—	9	(226)
Total consolidated	$3,809	$12	$8	$3,829	$171	$427

Year Ended December 31, 2014
Willis GB	$662	$4	$3	$669	$31	$148
Willis CWR	749	5	12	766	12	224
Willis North America	1,318	1	4	1,323	68	232
Willis International	1,038	6	—	1,044	26	195
Total segments	3,767	16	19	3,802	137	799
Corporate and other(i)	—	—	—	—	9	(152)
Total consolidated	$3,767	$16	$19	$3,802	$146	$647

Year Ended December 31, 2013
Willis GB	$665	$1	$—	$666	$31	$180
Willis CWR	716	5	—	721	11	221
Willis North America	1,304	2	7	1,313	76	205
Willis International	948	7	—	955	22	181
Total segments	3,633	15	7	3,655	140	787
Corporate and other(i)	—	—	—	—	9	(124)
Total consolidated	$3,633	$15	$7	$3,655	$149	$663

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(i)	See the following table for an analysis of the ‘Corporate and other’ line.

	Years ended December 31,
	2015	2014	2013
	(millions)
Costs of the holding company	$(8)	$(13)	$(10)
Costs related to Group functions, leadership and projects	(167)	(171)	(102)
Non-servicing elements of defined benefit pension	110	53	42
Restructuring costs relating to the Operational Improvement Program (see Note 5)	(33)	(17)	—
Merger and acquisition transaction-related costs	(58)	—	—
Litigation provision	(70)	—	—
Expense Reduction Initiative	—	—	(46)
Other	—	(4)	(8)
Total Corporate and Other	$(226)	$(152)	$(124)

The following table reconciles total consolidated operating income, as disclosed in the operating segment tables above, to consolidated income before income taxes and interest in earnings of associates.

	Years ended December 31,
	2015	2014	2013
	(millions)
Total consolidated operating income	$427	$647	$663
Other income (expense), net	55	6	22
Loss on extinguishment of debt	—	—	(60)
Interest expense	(142)	(135)	(126)
Income before income taxes and interest in earnings of associates	$340	$518	$499

The Company does not currently provide asset information by reportable segment as it does not routinely evaluate the total asset position by segment.
Segment revenue by product is as follows:

	Years ended December 31,
	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
	Willis GB			Willis CWR			Willis North America			Willis International			Total
	(millions)
Commissions and fees:
Retail insurance services	$172	$184	$185	$92	$90	$89	$1,227	$1,244	$1,233	$1,042	$1,016	$926	$2,533	$2,534	$2,433
Specialty insurance services	465	478	480	719	659	627	71	74	71	21	22	22	1,276	1,233	1,200
Total commissions and fees	637	662	665	811	749	716	1,298	1,318	1,304	1,063	1,038	948	3,809	3,767	3,633
Investment income	4	4	1	3	5	5	1	1	2	4	6	7	12	16	15
Other income	—	3	—	1	12	—	6	4	7	1	—	—	8	19	7
Total Revenues	$641	$669	$666	$815	$766	$721	$1,305	$1,323	$1,313	$1,068	$1,044	$955	$3,829	$3,802	$3,655

None of the Company’s customers represented more than 10 percent of the Company’s consolidated commissions and fees for the years ended December 31, 2015, 2014 and 2013.
Information regarding the Company’s geographic locations is as follows:

	Years Ended December 31,
	2015	2014	2013
	(millions)
Commissions and fees(i)
UK	$1,040	$1,027	$1,026
US	1,590	1,592	1,549
Other(ii)	1,179	1,148	1,058
Total	$3,809	$3,767	$3,633

	December 31,
	2015	2014
	(millions)
Fixed assets
UK	$288	$232
US	177	193
Other(ii)	98	58
Total	$563	$483

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(i)	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.

(ii)
Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and or fixed assets exceed 10 percent of consolidated commissions and fees and or fixed assets, respectively.